NATURE OF OPERATIONS (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
NATURE OF OPERATIONS [Abstract]
Deficit accumulated during the exploratory stage	$ (271,142)	$ (200,787)	$ (31,726)
Cost of mining equipment	46,644	51,960	50,833
Cost of mining concessions	$ 23,688	$ 13,138	$ 12,095